Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Warrants
Stock Warrants

10. Stock Warrants

The Company has the following warrants outstanding for the periods presented:

	As of
	March 31, 2026	December 31, 2025
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,158,059	2,158,059
Subtotal	13,658,059	13,658,059
Grand Total	14,339,078	14,339,078

10. Stock Warrants

The Company has the following warrants outstanding for the periods presented:

	As of December 31,
	2025	2024
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,158,059	2,199,939
Helena Termination Warrants	-	50,000
Subtotal	13,658,059	13,749,939
Grand Total	14,339,078	14,430,958

Business Combination Warrants

In connection with the closing of the Business Combination on November 7, 2023, the Company assumed 585,275 private warrants to purchase Common Stock with an exercise price of $11.50 per share (the “Business Combination Warrants”). The Business Combination Warrants (and shares of Common Stock issued or issuable upon exercise of the Business Combination Warrants) in general were not transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by the Company so long as they are held by the Sponsor or their respective permitted transferees. Otherwise, the Business Combination Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Business Combination Warrants are held by holders other than the Sponsor, Metric or their respective permitted transferees, the Business Combination Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

The Company accounts for the Business Combination Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the Business Combination Warrants do not meet the criteria for equity treatment thereunder, each Business Combination Warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, required that the Company record a derivative liability upon the closing of the Business Combination. Accordingly, the Company classifies each Business Combination Warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the Business Combination Warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the Business Combination Warrants will be reclassified as of the date of the event that causes the reclassification.

As of December 31, 2025 and 2024, all 585,275 Private Placement Warrants remained outstanding.

PIPE Warrants

In connection with the PIPE Notes described in Note 7, the Company also issued 95,745 warrants to purchase Common Stock (“PIPE Warrants”). The Company accounts for the PIPE Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon issuance of the warrants. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statements of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

As of December 31, 2025 and 2024, all 95,745 PIPE Warrants remain outstanding.

Public Warrants

In connection with the closing of the Business Combination on November 7, 2023, the Company assumed 11,500,000 public warrants (the “Public Warrants”) to purchase Common Stock with an exercise price of $11.50 per share. The Public Warrants became exercisable 30 days after the Closing of the Business Combination. Each Public Warrant is exercisable for one share of Common Stock.

The Company may redeem the outstanding Public Warrants for $0.01 per Public Warrant upon at least 30 days’ prior written notice of redemption given after the Public Warrants become exercisable, if the reported last sale price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the Public Warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the holders of the Public Warrants. Upon issuance of a redemption notice by the Company, the holders of the Public Warrants may, at any time after the redemption notice, exercise the Public Warrants on a cashless basis.

The Public Warrants are classified as equity, with the fair value of the Public Warrants as of the date of the Business Combination closed to additional paid-in capital.

As of December 31, 2025 and 2024, all 11,500,000 Public Warrants remain outstanding.

Private Placement Warrants

As described in Note 10, the Company issued the July 2024 Pre-Funded Warrants, the September 2024 Pre-Funded Warrants, the September 2024 Warrants and the June 2025 Pre-Funded Warrants in connection with the July 2024, September 2024 and June 2025 private placements (together, the “Private Placement Warrants”). The Private Placement Warrants are classified as equity in accordance with ASC Subtopic 815-40, Derivatives and Hedging - Contracts in Entity’s Own Equity (“ASC 815-40”).

On January 21, 2025, the September 2024 Pre-Funded Warrants were amended to increase the number of warrants issued to the investor by 444,895 shares. The Warrant Amendment had no accounting impact because the number of issuable shares of Common Stock were decreased by the same number of shares and both instruments have approximately the same fair value. See Note 8 for further details.

On August 21, 2025, the Company issued 1,214,032 shares of Common Stock in connection with the partial exercise of the June 2025 Pre-Funded Warrants. As of December 31, 2025, 1,347,425 of the June 2025 Pre-Funded Warrants remain outstanding.

On August 22, 2025, the Company issued 1,323,530 shares of Common Stock in connection with the full exercise of July 2024 Pre-Funded Warrants. On the same day, the Company issued 510,670 shares of Common Stock to the same investor in connection with the partial exercise of the September 2024 Pre-Funded Warrants. As of December 31, 2025, 677,539 of the September 2024 Pre-Funded Warrants remain outstanding.

As of December 31, 2025 and 2024, 2,199,939 and 2,158,059 Private Placement Warrants remain outstanding, respectively.

Helena Termination Warrants

In connection with the Helena Termination Agreement described in Note 7, the Company issued 50,000 warrants purchase Common Stock at an exercise price of $1.20 per share. The Helena Termination Warrants became immediately upon issuance on December 4, 2024. Each Helena Termination Warrant is exercisable for one share of Common Stock.

The Helena Termination Warrants are classified as equity in accordance with ASC 815-40, with the fair value on the date of issuance recorded to stock warrant expense as a cost to terminate the Helena SPA.

On October 7, 2025, the Company issued 25,000 shares of Common Stock in connection with the partial exercise of the Helena Termination Warrants. On October 15, 2025, the Company issued an additional 25,000 shares of Common Stock in connection with the exercise of the remaining Helena Termination Warrants. The Company received gross proceeds of $60,000 in connection with these exercises. As of December 31, 2025, the Helena Termination Warrants were fully exercised and none remain outstanding.